Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		16 Months Ended	17 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	28 Months Ended	29 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	40 Months Ended	41 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	53 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	65 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	77 Months Ended	79 Months Ended	81 Months Ended	84 Months Ended	89 Months Ended	91 Months Ended	93 Months Ended	96 Months Ended	101 Months Ended	103 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Aug. 31, 2015	Feb. 28, 2021	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2016	Feb. 28, 2022	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2022	Aug. 31, 2017	Feb. 28, 2023	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2018	Feb. 29, 2024	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2019	Feb. 28, 2025	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
American Funds Mortgage Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class A (with sales charge)
Accumulated Value					$ 9,623							$ 9,903						$ 10,095						$ 9,912						$ 10,512						$ 11,176				$ 11,191				$ 10,316				$ 9,999				$ 10,673		$ 11,067
American Funds Mortgage Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class C (with sales charge)
Accumulated Value					10,000							10,210						10,338						10,061						10,589						11,176				11,102				10,168				9,786				10,445		10,832
American Funds Mortgage Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class T (with sales charge)
Accumulated Value		$ 9,749					$ 9,908							$ 9,741						$ 10,364						$ 11,033						$ 11,072					$ 10,242				$ 9,958				$ 10,645				$ 11,080
American Funds Mortgage Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class F-1
Accumulated Value					10,000							10,291						10,489						10,297						10,921						11,613				11,631				10,736				10,401				11,111		11,528
American Funds Mortgage Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class F-2
Accumulated Value					10,000							10,318						10,555						10,382						11,053						11,773				11,823				10,942				10,640				11,381		11,839
American Funds Mortgage Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class F-3
Accumulated Value			$ 10,000					$ 10,233							$ 10,086						$ 10,748						$ 11,461						$ 11,522					$ 10,675				$ 10,393				$ 11,131				$ 11,592
American Funds Mortgage Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class 529-A (with sales charge)
Accumulated Value					9,650							9,922						10,119						9,918						10,523						11,173				11,185				10,318				9,998				10,657		11,062
American Funds Mortgage Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class 529-C (with sales charge)
Accumulated Value					10,000							10,204						10,316						10,044						10,569						11,142				11,154				10,289				9,970				10,627		11,031
American Funds Mortgage Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class 529-E
Accumulated Value					10,000							10,266						10,435						10,217						10,807						11,451				11,440				10,537				10,190				10,845		11,219
American Funds Mortgage Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class 529-T (with sales charge)
Accumulated Value		9,749					9,905							9,733						10,350						11,013						11,047					10,214				9,922				10,600				11,026
American Funds Mortgage Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class 529-F-1
Accumulated Value					10,000							10,303						10,520						10,346						10,991						11,697				11,747				10,853				10,545				11,288		11,739
American Funds Mortgage Fund® - 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class 529-F-2
Accumulated Value	$ 10,000					$ 9,970				$ 10,039			$ 9,856				$ 9,287		$ 9,028				$ 9,033		$ 9,188				$ 9,657		$ 9,738				$ 10,041
American Funds Mortgage Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class 529-F-3
Accumulated Value	10,000					9,974				10,050			9,872				9,306		9,050				9,055		9,216				9,693		9,781				10,092
American Funds Mortgage Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class R-1
Accumulated Value					10,000							10,227						10,343						10,076						10,610						11,177				11,113				10,179				9,791				10,383		10,692
American Funds Mortgage Fund® - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class R-2
Accumulated Value					10,000							10,210						10,330						10,068						10,605						11,185				11,122				10,188				9,813				10,397		10,709
American Funds Mortgage Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class R-2E
Accumulated Value					10,000							10,292						10,465						10,225						10,811						11,440				11,408				10,485				10,126				10,772		11,133
American Funds Mortgage Fund® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class R-3
Accumulated Value					10,000							10,257						10,420						10,197						10,783						11,410				11,398				10,483				10,135				10,795		11,168
American Funds Mortgage Fund® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class R-4
Accumulated Value					10,000							10,294						10,494						10,305						10,932						11,627				11,648				10,755				10,432				11,131		11,550
American Funds Mortgage Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class R-5E
Accumulated Value				$ 10,000					$ 10,239							$ 10,469						$ 10,309						$ 10,957						$ 11,664					$ 11,707				$ 10,829				$ 10,525				$ 11,264		$ 11,712
American Funds Mortgage Fund® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class R-5
Accumulated Value					10,000							10,319						10,551						10,393						11,058						11,795				11,850				10,974				10,676				11,425		11,890
American Funds Mortgage Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Mortgage Fund — Class R-6
Accumulated Value					10,000							10,328						10,568						10,416						11,089						11,838				11,901				11,027				10,723				11,496		11,972
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	9,895	10,263	10,357	10,572	10,042		10,597	9,633	10,155	10,248	10,624	8,885	10,649	8,696	11,188	11,291	10,513	8,779	10,537	8,986	11,913	12,022	11,582	9,420	11,609	9,508	11,903	12,012	12,332	9,715	12,360	10,532	10,628	12,322	12,350	10,406	10,502	10,903	10,928	11,165	11,268	10,773	10,797	11,516	11,621	11,559	11,585	11,921	11,949
Bloomberg U.S. Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Mortgage Backed Securities Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 9,969	$ 10,191	$ 10,277	$ 10,360	$ 9,997		$ 10,393	$ 9,682	$ 10,136	$ 10,222	$ 10,443	$ 9,024	$ 10,477	$ 8,801	$ 10,852	$ 10,944	$ 10,387	$ 8,835	$ 10,421	$ 9,002	$ 11,345	$ 11,441	$ 11,121	$ 9,494	$ 11,157	$ 9,590	$ 11,325	$ 11,421	$ 11,626	$ 9,813	$ 11,664	$ 10,223	$ 10,309	$ 11,606	$ 11,643	$ 10,009	$ 10,093	$ 10,476	$ 10,510	$ 10,756	$ 10,846	$ 10,257	$ 10,290	$ 11,117	$ 11,211	$ 11,022	$ 11,058	$ 11,392	$ 11,429